Subsidiary Guarantors	12 Months Ended
Dec. 31, 2014
Subsidiary Guarantors
Subsidiary Guarantors
Subsidiary Guarantors

The Partnership and EQT Midstream Finance Corporation (a 100% owned subsidiary of the Partnership whose primary purpose is to act as co-issuer of debt securities) filed a registration statement on Form S-3 with the SEC on July 1, 2013, as amended by a post-effective amendment filed with the SEC on June 26, 2014. The purpose of the Form S-3 was to register, among other securities, debt securities. Certain subsidiaries of the Partnership (the Subsidiary Guarantors) are co-registrants with the Partnership, and the registration statement registered guarantees of debt securities by one or more of the Subsidiary Guarantors. The Subsidiary Guarantors are 100% owned by the Partnership and any guarantees by the Subsidiary Guarantors will be full and unconditional. Subsidiaries of the Partnership other than the Subsidiary Guarantors and EQT Midstream Finance Corporation, if any, are minor. As further discussed in Note 7, during the third quarter of 2014 the Partnership issued 4.00% Senior Notes. The payment obligations under the 4.00% Senior Notes were unconditionally guaranteed by each of the Partnership's subsidiaries that guaranteed the Partnership's credit facility (other than EQT Midstream Finance Corporation). See Note 17 for a discussion of the release of these guarantees.